CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Discount rate	2.70%	2.70%
Expected salary increase rate	2.00%	2.00%
Turnover rate	5.40%	5.40%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years